Deferred tax balances	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Deferred tax balances
14 Deferred tax balances
The movement for the year in the Group’s net deferred tax position is as follows:

	2024	2023	2022
	US$M	US$M	US$M
Net deferred tax (liability)/asset
At the beginning of the financial year	(4,243)	(3,007)	(1,402)
Acquisition of subsidiaries and operations 1	–	(867)	–
Income tax credit/(charge) recorded in the income statement 2,3,4	988	(387)	(125)
Income tax (charge)/credit recorded directly in equity	(6)	6	(42)
Divestment of subsidiaries and operations 5	(3)	–	(1,439)
Other movements	(1)	12	1

At the end of the financial year	(3,265)	(4,243)	(3,007)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.

3
Includes US$(283) million revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill. Refer to note 3 ‘Exceptional items’ for more information.

4	Includes Discontinued operations income tax charge to the income statement in 2022 of US$(61) million.

5	Relates to the divestment of BMC and merger of Petroleum with Woodside in 2022. Refer to notes 3 ‘Exceptional items’ and 28 ‘Discontinued operations’ for more information.
For recognition and measurement refer to note 6 ‘Income tax expense’.
The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense (credited)/charged to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		(Credited)/charged to the income statement
	2024	2023	2024	2023	2024	2023	2022
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation 1	(756)	(629)	5,221	6,259	(894)	452	554
Exploration expenditure	14	11	–	(1)	(2)	(2)	13
Employee benefits	23	27	(407)	(425)	6	(94)	20
Closure and rehabilitation	155	143	(1,770)	(1,753)	(29)	(296)	24
Resource rent tax	–	–	–	–	–	–	(129)
Other provisions	55	64	(196)	(210)	23	4	49
Deferred income	–	14	(23)	–	(9)	37	(31)
Deferred charges	(55)	(82)	522	644	(148)	85	7
Investments, including foreign tax credits	274	225	411	370	(6)	(54)	(298)
Foreign exchange gains and losses	(9)	(14)	80	190	(115)	42	33
Tax losses	364	276	(84)	(214)	40	37	28
Lease liability 1	9	18	(730)	(767)	45	(83)	(10)
Other	(7)	3	308	206	101	259	(135)

Total	67	56	3,332	4,299	(988)	387	125

1	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 22 ‘Leases’.
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2024	2023
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits 1	9,126	8,572
Investments in subsidiaries 2	1,533	1,661
Mineral rights 3	3,216	3,287
Other deductible temporary differences 4	1,978	1,912

Total unrecognised deferred tax assets	15,853	15,432

Unrecognised deferred tax liabilities
Investments in subsidiaries 2	2,307	2,179

Total unrecognised deferred tax liabilities	2,307	2,179

1
At 30 June 2024, the Group had income and capital tax losses with a tax benefit of US$5,589 million (2023: US$5,709 million) and tax credits of US$3,537 million (2023: US$2,863 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2024	2023
	US$M	US$M
Income tax losses
Not later than one year	28	22
Later than one year and not later than two years	10	5
Later than two years and not later than five years	43	47
Later than five years and not later than 10 years	652	549
Later than 10 years and not later than 20 years	1,003	1,317
Unlimited	5,620	4,889

	7,356	6,829

Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	13,494	13,870

Gross amount of tax losses not recognised	20,850	20,699

Tax effect of total losses not recognised	5,589	5,709

Of the US$3,537 million of tax credits, US$2,792 million expires not later than 10 years (2023: US$2,405 million) and US$745 million expires later than 10 years and not later than 20 years (2023: US$458 million).

2
The Group has deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.

3
The Group has deductible temporary differences relating to mineral rights for which deferred tax assets have not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

4
The Group has other deductible temporary differences for which deferred tax assets have not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.